UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08637

The Pacific Corporate Group Private Equity Fund
(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California 92037
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 858-456-6000

Date of fiscal year end:  3/31/11

Date of reporting period:  12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of December 31, 2010

				Fair Value	Fair Value
				% of	as a
	Geographic			Shareholders’	% of
	Location	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.	USA
Materials
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK (paid-in- kind)dividend		$863,700	$2,250,921
1,000 shares of common stock		1,000,000	533,100

Total Manufacturing		1,863,700	2,784,021	16.59%	16.59%

Total Direct Investments		1,863,700	2,784,021	16.59%	16.59%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	Asia Pacific	1,101,599	1,151,478	6.86%	6.86%
Consumer Discretionary, Industrials, Materials	Europe
$7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	USA	349,550	370,463	2.21%	2.21%
Consumer Discretionary, Telecom Services	Latin America
$2,500,000 original capital commitment	Canada
.267% limited partnership interest

Total International		1,451,149	1,521,941	9.07%	9.07%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	USA	527,656	1,024,977	6.11%	6.11%
Consumer Discretionary, Industrials, IT	Canada
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	USA	227,168	255,705	1.52%	1.52%
Consumer Discretionary, IT	Latin America
$5,000,000 original capital commitment	Canada
.124% limited partnership interest

Total Large Corporate Restructuring		754,824	1,280,682	7.63%	7.63%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2010

				Fair Value	Fair Value
				% of	as a
	Geographic			Shareholders’	% of
	Location	Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	USA	$2,440,453	$3,676,833	21.91%	21.91%
Consumer Discretionary, Materials	Canada
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	USA	1,230,544	1,408,073	8.39%	8.39%
Consumer Discretionary, Industrials	Canada
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	USA	494,670	672,899	4.01%	4.01%
Industrials, IT	Canada
$3,500,000 original capital commitment
.990% limited partnership interest

Total Medium Corporate Restructuring		4,165,667	5,757,805	34.31%	34.31%

Sector Focused:
Providence Equity Partners III, L.P.	USA	80,183	84,338	0.51%	0.51%
Consumer Discretionary	Canada
$3,500,000 original capital commitment
.372% limited partnership interest

VS&A Communications Partners III, L.P.	Europe	942,961	874,351	5.21%	5.21%
Consumer Discretionary, IT	USA
$3,000,000 original capital commitment	Canada
.293% limited partnership interest

Total Sector Focused		1,023,144	958,689	5.72%	5.72%

Small Corporate Restructuring:
Sentinel Capital Partners II, L.P. (A)	USA	239,769	239,769	1.43%	1.43%
Consumer Discretionary	Canada
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)		5,824	8,314	0.05%	0.05%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring		245,593	248,083	1.48%	1.48%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of December 31, 2010

				Fair Value	Fair Value
				% of	as a
	Geographic			Shareholders’	% of
	Location	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P.	USA	$501,249	$450,026	2.68%	2.68%
Health Care, IT	Canada
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	Europe	68,052	28,831	0.17%	0.17%
Consumer Discretionary, IT	USA
$1,540,000 original capital commitment	Canada
.381% limited partnership interest

Sprout Capital VIII, L.P.	Middle East	347,708	380,400	2.27%	2.27%
Health Care, IT, Materials	Africa
$5,000,000 original capital commitment	USA
.667% limited partnership interest	Canada

Total Venture Capital		917,009	859,257	5.12%	5.12%

Total Indirect Investments		8,557,386	10,626,457	63.33%	63.33%

Total Portfolio Investments (B)		$10,421,086	$13,410,478	79.92%	79.92%

(A)	The fair value assigned to these limited partnership interests mainly represent cash, cash equivalents and future escrow proceeds.

(B)
The Trust’s indirect investments are illiquid as redemptions are not allowed. However, the Trust may exit investments by selling its portion in the secondary market after the opportunity to buy the Trust’s portion has been given to the other limited partners invested in this partnership.

Item 2.                      Controls and Procedures.

Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By               /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date:              April 28, 2011

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By              /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date:              April 28, 2011

By              /s/ Kara King
Kara King
Vice President, Treasurer and Secretary/ Principal Financial Officer

Date:              April 28, 2011